Equity Income Portfolio
Equity Income Portfolio
Investment Objective
The Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.
Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	Equity Income Portfolio Equity Income Portfolio
Management Fees	0.29%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.31%

Example
The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual portfolio operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Equity Income Portfolio | Equity Income Portfolio | USD ($)	32	100	174	393

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests mainly in common stocks of mid-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. In addition, the advisors generally look for companies that they believe are committed to paying dividends consistently. Under normal circumstances, the Portfolio will invest at least 80% of its assets in equity securities. The Portfolio’s 80% policy may be changed only upon 60 days’ notice to shareholders. The Portfolio uses multiple investment advisors.
Principal Risks
An investment in the Portfolio could lose money over short or even long periods. You should expect the Portfolio’s share price and total return to fluctuate within a wide range. The Portfolio is subject to the following risks, which could affect the Portfolio’s performance:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

• Investment style risk, which is the chance that returns from mid- and large-capitalization dividend-paying value stocks will trail returns from the overall stock market. Mid- and large-cap stocks each tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks because, among other things, mid-size companies are more sensitive to changing economic conditions.

• Manager risk, which is the chance that poor security selection will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index and other comparative benchmarks, which have investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Returns for the Variable Insurance Equity Income Funds Average are derived from data provided by Lipper, a Thomson Reuters Company. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.
Annual Total Returns — Equity Income Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.14% (quarter ended September 30, 2009), and the lowest return for a quarter was –17.99% (quarter ended December 31, 2008).
Average Annual Total Returns for Periods Ended December 31, 2015
Average Annual Total Returns - Equity Income Portfolio		1 Year	5 Years	10 Years
Equity Income Portfolio		0.85%	12.81%	7.87%
FTSE High Dividend Yield Index	[1]	0.39%	13.14%	7.58%
Spliced Equity Income Index	[1]	0.39%	13.14%	7.66%
Variable Insurance Equity Income Funds Average	[1]	(4.02%)	9.27%	5.48%
[1]	Comparative Benchmarks (reflect no deduction for fees or expenses)